UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                        INVESTMENT COMPANIES

            Investment Company Act file number   811-1571
                                              ---------------

             American United Life  Pooled Equity Fund B
       ------------------------------------------------------
       (Exact name of registrant as specified in charter)

                      One American Square
                      Indianapolis, IN 46282-8216
       ------------------------------------------------------
       (Address of principal executive offices)    (Zip Code)

                           Constance E. Lund
                American United Life Insurance Company
                          One American Square
                      Indianapolis, IN 46282-8216
       -------------------------------------------------------
             (Name and address of agent for service)

    Registrant's telephone number, including area code: 317-285-1877
                                                       -------------

               Date of fiscal year end: December 31, 2003
                                       ------------------

                 Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Invesment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

American United Life
Pooled Equity Fund B
Semi-Annual Report
June 30, 2003

American United Life Insurance Company
P.O. Box 6148
Indianapolis, Indiana 46206-6148

American United Life Pooled Equity Fund B

R. STEPHEN RADCLIFFE
        Chairman of the Board of Managers;
        President, AUL

RONALD D. ANDERSON
        Director, Board of Managers;
        Professor, Kelley School of Business,
        Indiana University, Indianapolis, Indiana

DONALD J. STUHLDREHER
        Director, Board of Managers;
        Former President, The Huntington Company

JAMES W. MURPHY
        Director, Board of Managers;
        Former Senior Vice President, Corporate Finance, AUL

ALPHA C. BLACKBURN
        Director, Board of Managers;
        President and Chief Executive Officer,
        Blackburn Architects, Inc.

THOMAS M. ZUREK
        Secretary to the Board; General Counsel, AUL

JOHN C. SWHEAR
`       Assistant Secretary to the Board; Assistant General Counsel, AUL


CUSTODIAN
National City Bank      Indianapolis, Indiana

LEGAL COUNSEL
Dechert, LLP    Washington, D.C.

INVESTMENT MANAGER
American United Life Insurance Company      Indianapolis, Indiana
G. David Sapp, Senior Vice President, Investments

This Report and the financial statements contained herein are for the general information of the Participants.

A Message  From The Chairman of the Board of Managers

To All Participants in American United Life
Pooled Equity Fund B

The investment environment has changed dramatically since the beginning of the year, primarily in response to geo-political and economic issues. As 2003 commenced, investors were faced with a myriad of concerns, including the war with Iraq, higher energy prices, fear of terrorist retaliation, SARS, and the weakening dollar relative to the euro. The Federal Reserve, acknowledging that the long-awaited economic recovery remained sluggish, lowered the federal funds rate in June by 25 basis points to 1.0%, the lowest level since 1958. As a result of these concerns, the stock market drifted lower during the first quarter, while bonds continued to post strong returns. To many investors, it seemed like a painful continuation of the past three years.

Fortunately, equity investors assumed a more bullish posture during the second quarter. U.S. stock mutual funds advanced on average more than 17% during the quarter, the strongest performance in years, according to Lipper Inc. As a result, major equity indices posted handsome, positive returns during the first half of the year, a welcome respite for equity investors.

The attractive equity returns in the first half ended a three-year run during which investment grade bond funds significantly outperformed the vast majority of stock funds. Although overshadowed by stock returns, the 3.9% earned by the Lehman Aggregate Bond Index provided a respectable advantage over the meager money market returns available in the first half of 2003.

There has been some concern the stock market has advanced too rapidly without any clear indication of an economic or earnings improvement. However, it is hoped that the current level of liquidity, expansionary fiscal and monetary policies, and a more competitive currency will provide the necessary stimulus to prevent deflation and boost economic activity. And although short-term prospects for stocks may be dampened due to the recent rapid advance in stock prices, further upside potential is still possible during the remainder of the year.

Although the Federal Reserve Bank is expected to keep short-term interest rates at historically low levels for as long as it takes to boost economic growth, interest rates on bonds with intermediate and longer-term maturities have recently moved higher. Prospects for faster economic growth, continued deficit spending by the Federal government, and a weaker dollar are weighing heavily on investor sentiment in the bond market.

Equity Fund B provided an investment return of 12.0% during the first half of 2003. The performance for Fund B is net of investment advisory fees as well as mortality and expense risk charges.

                                           /s/ R. Stephen Radcliffe
                                               R. Stephen Radcliffe
                                               Chairman of the Board of Managers

Indianapolis, Indiana
August 15, 2003

                   American United Life Pooled Equity Fund B
                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 2003
                                  (unaudited)

Assets:
Investments at value (cost: $3,319,394)
Common stock                                                   $       3,673,836
Money market mutual funds                                                207,237

Dividends and interest receivable                                          4,391

Total assets                                                           3,885,464


Liabilities:                                                                   0


Net assets:                                                    $       3,885,464



Units outstanding                                                        188,162



Accumulation unit value                                        $           20.65





    The accompanying notes are an integral part of the financial statements.

                   American United Life Pooled Equity Fund B
                            STATEMENT OF OPERATIONS
                     for the six months ended June 30, 2003
                                  (unaudited)

Net investment income:
Income
        Dividends and interest                                   $       29,683

                                                                         29,683


Expenses
        Investment management services                                    5,326
        Mortality and expense charges                                    15,977

                                                                         21,303


           Net investment income                                          8,380


Gains (losses) on investments:
        Net realized gains (losses)                                    (107,830)
        Net change in unrealized appreciation (depreciation)            512,793

                Net gain (loss)                                         404,963


Increase (decrease) in net assets from operations               $       413,343




    The accompanying notes are an integral part of the financial statements.

                   American United Life Pooled Equity Fund B
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                Six months
                                                                ended
                                                                June 30, 2003           Year ended
                                                                (unaudited)             Dec. 31, 2002

Operations:
        Net investment income                                   $       8,380           $       14,802
        Net realized gain (loss)                                     (107,830)                 392,974
        Net change in unrealized appreciation (depreciation)          512,793                 (791,467)

                Increase in net assets from operations                413,343                 (383,691)


Changes from contract owner transactions:
        Payments for units withdrawn                                 (151,160)                (933,568)

                Decrease                                             (151,160)                (933,568)


Net increase (decrease) in net assets                                 262,183               (1,317,259)
Net assets at beginning of year                                     3,623,281                4,940,540

Net assets at end of year                                       $   3,885,464           $    3,623,281



Units withdrawn                                                        (8,457)                 (45,638)


Net increase (decrease) in units outstanding                           (8,457)                 (45,638)
Units outstanding at beginning of year                                196,619                  242,257

Units outstanding at end of year                                      188,162                  196,619




    The accompanying notes are an integral part of the financial statements.

                   American United Life Pooled Equity Fund B
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2003
                                  (unaudited)


                                                                                Market
Description                                                     Shares          Value


Common Stock (94.7%)
        Aerospace/Defense (5.9%)
                Boeing Co.                                              2,250   $       77,220
                General Dynamics                                          900           65,250
                Precision Castparts Corp.                               2,800           87,080

                                                                                       229,550

        Apparel (9.8%)
                Columbia Sportswear Co.*                                  400           20,560
                Kellwood Co.                                            3,050           96,472
                Liz Claiborne, Inc.                                     2,200           77,550
                Reebok International*                                   3,150          105,935
                Wolverine World Wide, Inc.                              4,050           78,003

                                                                                       378,520

        Automotive & Auto Parts (8.3%)
                Carlisle Companies, Inc.                                2,400          101,184
                TBC Corp.*                                             11,600          220,863

                                                                                       322,047

        Banks & Financial Services (8.0%)
                Bank One Corp.                                          2,532           94,140
                Citigroup, Inc.                                         2,136           91,421
                Investment Technology Group*                              700           13,020
                Washington Mutual, Inc.                                 2,732          112,831

                                                                                       311,412

        Cement & Aggregates (2.1%)
                Lafarge North America, Inc.                             2,600           80,340

                                                                                        80,340

        Chemicals (1.4%)
                Dow Chemical                                            1,800           55,727

                                                                                        55,727

        Computer Hardware & Software (6.3%)
                Autodesk, Inc.                                          7,200          116,424
                Hewlett-Packard Co.                                     5,998          127,756

                                                                                       244,180

        Consumer Products (0.6%)
                Helen of Troy*                                          1,600           24,256

                                                                                        24,256

*does not pay cash dividends

    The accompanying notes are an integral part of the financial statements.

                   American United Life Pooled Equity Fund B
                      SCHEDULE OF INVESTMENTS (continued)
                                 June 30, 2003
                                  (unaudited)

                                                                                Market
Description                                                     Shares          Value


Common Stock (94.7%), continued
        Electrical Equipment & Electronics (7.1%)
                American Power Conversion*                              5,450   $       85,075
                Baldor Electric Co.                                     5,240          107,944
                General Electric Co.                                    1,500           43,020
                Kemet Corp.*                                            3,750           37,875

                                                                                       273,914

        Furniture (4.0%)
                Furniture Brands International, Inc.*                   2,850           74,385
                Kimball International, Inc. Class "B"                     300            4,668
                La-Z-Boy, Inc.                                          3,350           74,973

                                                                                       154,026

        Health Care & Pharmaceuticals (6.0%)
                McKesson Corp.                                          2,550           91,137
                Merck & Co., Inc.                                         250           15,138
                Pfizer Inc.                                             2,150           73,423
                Schering-Plough Corp.                                   2,900           53,940

                                                                                       233,638

        Housing (1.8%)
                Fleetwood Enterprises, Inc.*                            2,600           19,240
                Toll Brothers, Inc.*                                    1,800           50,958

                                                                                        70,198

        Manufacturing (3.3%)
                Crane Co.                                               2,100           47,523
                Trinity Industries                                      4,300           79,593

                                                                                       127,116
        Metals & Mining (3.7%)
                ALCOA, Inc.                                             3,250           82,875
                Phelps Dodge Corp.*                                     1,550           59,427

                                                                                       142,302

        Oil & Oil Services (6.3%)
                Royal Dutch Petroleum Co.                               2,100           97,902
                Tidewater, Inc.                                         3,000           88,110
                Valero Energy Corp.                                     1,650           59,945

                                                                                       245,957

*does not pay cash dividends

    The accompanying notes are an integral part of the financial statements.

                   American United Life Pooled Equity Fund B
                      SCHEDULE OF INVESTMENTS (continued)
                                 June 30, 2003
                                  (unaudited)

                                                                                Market
Description                                                     Shares          Value

Common Stock (94.7%), continued
        Paper and Forest Products (2.2%)
                Wausau-Mosinee Paper Corp.                              7,600   $       85,120

                                                                                        85,120

        Restaurants (2.4%)
                Outback Steakhouse, Inc.                                1,300           50,700
                Ryan's Family Steak Houses, Inc.*                       3,000           41,070

                                                                                        91,770

        Retail (3.8%)
                BJ's Wholesale Club, Inc.*                              5,400           81,324
                Longs Drug Stores, Inc.                                 4,100           68,060

                                                                                       149,384

        Telecommunication Services & Equipment (6.7%)
                Scientific-Atlanta, Inc.                                6,100          145,424
                Sprint Corp. (FON Group)                                3,050           43,920
                Telefonos de Mexico Class L Sponsored ADR               2,250           70,695

                                                                                       260,039

        Transportation (2.9%)
                Alexander & Baldwin, Inc.                               2,050           53,505
                Norfolk Southern Corp.                                  3,100           59,520

                                                                                       113,025

        Miscellaneous (2.1%)
                Brunswick Corp.                                         3,250           81,315

                                                                                        81,315

                        Total common stock (cost: $3,112,157)                        3,673,836

Money Market Mutual Funds (5.3%)
        Armada Money Market Fund                                       82,683           82,683
        Dreyfus Cash Management                                        62,108           62,108
        Merrill Lynch Institutional Fund                               62,446           62,446

                Total money market mutual funds (cost: $207,237)                       207,237


Total Investments (cost: $3,319,394)                                            $    3,881,077

*does not pay cash dividends
Percentages shown are based on total investments at market value.
    The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS

1.  Significant  Accounting  Policies
American United Life Pooled Equity Fund B (Fund B) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. Fund B was established by and is managed by American United Life Insurance Company (AUL) for the purpose of issuing group and individual variable annuities. As of May 1, 2000, AUL stopped accepting contributions or transfers into Fund B. Investments are valued at closing prices for those securities traded on organized exchanges or listed on the NASDAQ National Market System, and at bid prices for securities traded over-the-counter. Gains and losses on the sale of investments are determined on a first-in, first-out (FIFO) basis. Investment transactions are accounted for on a trade date basis. Dividends are included in income as of the ex-dividend date. Interest income is accrued daily. Operations of Fund B are part of, and are taxed with, the operations of AUL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of Fund B, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. Fund B has not been charged for federal and state income taxes since none have been imposed. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Transactions
Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2003 were $345,327 and $498,682, respectively.

3. Transactions With AUL
Fund B pays AUL an annual fee of 1.2% of its average daily net assets for providing investment management services (0.3%) and for mortality and expense charges (0.9%). The expense incurred during the six months ended June 30, 2003 was $21,302.

4. Net Assets

Net assets as of June 30, 2003:
Proceeds from units sold less payments
 for units withdrawn and redeemed                           $       (20,516,683)
Accumulated net investment income                                     4,502,062
Accumulated net realized gains                                       19,338,406
Unrealized appreciation                                                 561,679

                                                            $         3,885,464

The unrealized appreciation of $561,679 consists of common stock appreciation and depreciation of $782,922 and $221,243, respectively.

                              FINANCIAL HIGHLIGHTS

Per Unit Operating Performance (for a unit outstanding for the entire year)

                                                                                        Year Ended December 31
                                                       Six months
                                                       ended
                                                       June 30, 2003
                                                       (unaudited)     2002            2001            2000            1999

Net investment income                                  $      0.04     $      0.07     $      0.10     $      0.23     $      0.16

Net realized and unrealized
gain (loss) on investments                                    2.18           (2.03)           1.74            2.28            (0.44)



Net increase (decrease)                                       2.22           (1.96)           1.84            2.51            (0.28)
Accumulation unit value:
Beginning of year                                            18.43           20.39           18.55           16.04            16.32

End of year                                            $     20.65     $     18.43     $     20.39     $     18.55     $      16.04


Total Return                                                  12.0%          (9.6%)           10.0%           15.6%           (1.7%)

Supplemental Data:

Net assets, end of period
(000)                                                  $     3,885   $       3,623     $     4,941     $     6,673     $     10,471


Ratio to Average Net
Assets:*
Expenses                                                      1.20%           1.20%           1.20%           1.20%            1.20%
Net investment income                                         0.47%           0.34%           0.54%           1.34%            0.97%


Portfolio Turnover Rate                                         10%             16%             12%             19%              37%

Units outstanding                                               188             197             242             360              653
(in 000's)

*Annualized

    The accompanying notes are an integral part of the financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

    a) The Chairman of the Board of Managers and the Senior Vice President of Corporate Finance have concluded that the AUL Pooled Equity Fund B's
       (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

    b) There were no significant changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


ITEM 10. EXHIBITS.

    (a)(1) Not applicable.

    (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investmnent Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

    (b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30A-2(b)) are attached hereto.

                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invesment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     AUL Pooled Equity Fund B
            -------------------------------------------------------------------

By (Signature and Title)* /s/ R. Stephen Radcliffe
                         ------------------------------------------------------
                          R. Stephen Radcliffe, Chairman of Board of Managers (principal executive officer)

Date                      September 10, 2003
    ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ R. Stephen Radcliffe
                         ------------------------------------------------------
                           R. Stephen Radcliffe, Chairman of Board of Managers (principal executive officer)

Date                       September 10, 2003
    ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ Constance E. Lund
                         ------------------------------------------------------
                           Constance E. Lund, Sr. Vice President, Corp.Finance American United Life Insurance Company
                           (principal financial officer)

Date                       September 10, 2003
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.